Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets

(4) Fixed Assets

Fixed assets consisted of the following:

Description	June 30, 2021	December 31, 2020
Fixed assets:
Equipment	$75,902	$42,643
Leasehold improvements	11,035	-
Vehicles	552,763	529,742
Total Fixed Assets	639,700	572,385
Accumulated Depreciation	(203,225)	(143,818)
Fixed assets, net	$436,475	$428,567

Depreciation expense totaled $59,407 and $39,762 for the six months ended June 30, 2021 and 2020, respectively.

(4) Fixed Assets

Fixed assets consisted of the following:

Description	December 31, 2020	December 31, 2019
Fixed assets:
Equipment	$42,643	$34,804
Vehicles	529,742	330,920
Total Fixed Assets	572,385	365,724
Accumulated Depreciation	(143,818)	(29,427)
Fixed assets, net	$428,567	$336,297

Depreciation expense totaled $114,391 and $29,427 for the year ended December 31, 2020 and the period from March 28, 2019 (date of inception) through December 31, 2019, respectively.